UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/18

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Core Equity Fund

Dreyfus Floating Rate Income Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Core Equity Fund

SEMIANNUAL REPORT February 28, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Core Equity Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Core Equity Fund, covering the six-month period from September 1, 2017 through February 28, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks set a series of new record highs while bonds generally lost a degree of value over the reporting period. Riskier sectors of the financial markets responded positively to growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation. While the rally was relatively broad-based, growth stocks produced substantially higher returns than value-oriented stocks. International stocks also performed well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, U.S. government securities and municipal bonds declined when short-term interest rates and inflation expectations increased, while lower-rated corporate-backed securities fared somewhat better in anticipation of improved business conditions.

The markets’ performance was supported by solid underlying fundamentals, including sustained economic growth, a robust labor market and strong consumer and business confidence. We currently expect these favorable conditions to persist, but we remain watchful for economic and political developments that could negatively affect the markets. Indeed, in February 2018, we witnessed a return of heightened volatility to the financial markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
March 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2017 through February 28, 2018, as provided by portfolio manager Fayez Sarofim of Fayez Sarofim & Co., Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2018, Dreyfus Core Equity Fund’s Class A shares produced a total return of 10.05%, Class C shares returned 9.62%, and Class I shares returned 10.22%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, produced a total return of 10.83% for the same period.2

Stocks continued to gain ground over the reporting period amid rising corporate earnings, improved economic conditions, and the passage of business-friendly tax-reform legislation. The fund produced lower returns than the Index, mainly due to shortfalls in the consumer staples, consumer discretionary, and information technology sectors.

The Board of Directors has approved, subject to shareholder approval, a proposed merger of the fund into Dreyfus Worldwide Growth Fund. It is currently contemplated that shareholders of the fund as of April 3, 2018 will be asked to approve the merger at a special meeting of shareholders to be held on or about June 6, 2018. If approved, the merger will become effective on or about June 29, 2018.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in common stocks. The fund focuses on “blue-chip” companies with market capitalizations exceeding $5 billion at the time of purchase, including multinational companies.

In choosing stocks, the fund first identifies economic sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have dominant positions in their industries and that have demonstrated sustained patterns of profitability, strong balance sheets, and expanding global presence and the potential to achieve predictable, above-average earnings growth. The fund is also alert to companies that it considers undervalued in terms of current earnings, assets, or growth prospects.

The fund may also invest in securities of foreign companies in the form of U.S.-dollar-denominated American depositary receipts (ADRs).

The fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover of below 15%.3

Rising Corporate Earnings Drove Markets Higher

The Index maintained a steady ascent for much of the reporting period, climbing to successive highs through early 2018 as upbeat earnings, fading concerns about the strength of the U.S. economy, and hopes of a boost from lower corporate tax rates lifted the market. However, volatility returned to the markets in February 2018 amid concerns about inflation and the number of upcoming interest-rate hikes by the Federal Reserve Board. The Index declined during the final month of the reporting period, breaking a 15-month streak of gains, but the market succeeded in registering a double-digit return for the reporting period overall.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Market leadership oscillated during the period, but financials, information technology, and consumer discretionary represented the strongest sectors of the index. The utilities, real estate, and consumer staples sectors were the weakest market segments.

Consumer Stocks Dampened Fund Performance

The fund mildly lagged the Index over the reporting period. Factors that detracted from relative performance included an overweighted presence in the consumer staples sector, particularly in the relatively weak tobacco and beverage industries. In the consumer discretionary sector, limited exposure to Internet retail stocks and weakness in key media holdings proved detrimental. The fund’s performance also was undermined by our security selection strategy in the information technology sector, but this negative impact was largely offset by an overweighted allocation to the top-performing market segment. The greatest individual detractors from the fund’s relative results were Philip Morris International, Comcast, Roche Holding, Nestlé, and Walgreens Boots Alliance.

On the other hand, the fund’s relative results were supported by underweighted and correctly emphasized representation in the health care sector, which ranked as the most positive contributor to relative results. Holdings such as pharmaceutical developer AbbVie and medical robotics producer Intuitive Surgical registered strong performances in comparison to the overall market and their industry peers. Favorable positioning in the industrials sector also added value. An overweighted allocation to the financials sector and strategic avoidance of the rate-sensitive utilities, real estate, and telecommunication services sectors were advantageous. The largest positive contributors to the fund’s returns included Microsoft, Texas Instruments, AbbVie, JPMorgan Chase & Co., and BlackRock.

Positioned for Continued Growth

Although the period of low market volatility appears to be behind us, we believe that synchronized global growth and positive earnings momentum have continued to create an attractive backdrop for equity returns. Nevertheless, we expect market leadership to narrow as the economic cycle matures and investors seek out fundamentally sound companies with risk-mitigating qualities. The fund’s long-practiced investment approach focuses on such companies. The portfolio is composed of high-quality, competitively advantaged businesses that are capable of growing global market share and earnings across market cycles. With solid balance sheets, ample financial resources, and disciplined capital allocation policies, these multinational industry leaders are well positioned to build shareholder value even through periods of market fluctuations.

March 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 Portfolio turnover rates are subject to change. Portfolio turnover rates alone do not automatically result in high or low distribution levels. There can be no guarantee that the fund will generate any specific level of distributions annually.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Core Equity Fund from September 1, 2017 to February 28, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2018

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.03	$10.91	$5.73
Ending value (after expenses)	$1,100.50	$1,096.20	$1,102.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2018

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.76	$10.49	$5.51
Ending value (after expenses)	$1,018.10	$1,014.38	$1,019.34

†  Expenses are equal to the fund’s annualized expense ratio of 1.35% for Class A, 2.10% for Class C and 1.10% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
February 28, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Banks - 5.0%
JPMorgan Chase & Co.	52,950		6,115,725
Wells Fargo & Co.	42,950		2,508,710
			8,624,435
Capital Goods - 1.2%
United Technologies	15,225		2,051,417
Commercial & Professional Services - .5%
Verisk Analytics	8,600	[a]	878,834
Consumer Durables & Apparel - 1.5%
NIKE, Cl. B	37,095		2,486,478
Consumer Services - 1.4%
McDonald's	15,625		2,464,688
Diversified Financials - 10.0%
American Express	29,850		2,910,673
BlackRock	9,075		4,986,077
Intercontinental Exchange	35,375		2,585,205
S&P Global	15,750		3,020,850
State Street	34,975		3,712,596
			17,215,401
Energy - 6.1%
Chevron	35,300		3,950,776
ConocoPhillips	39,575		2,149,318
Exxon Mobil	57,860		4,382,316
			10,482,410
Food, Beverage & Tobacco - 17.1%
Altria Group	80,275		5,053,311
Anheuser-Busch InBev, ADR	15,600		1,656,408
Coca-Cola	96,650		4,177,213
Constellation Brands, Cl. A	9,650		2,079,382
Nestle, ADR	47,280		3,760,178
PepsiCo	27,650		3,034,034
Philip Morris International	92,400		9,568,020
			29,328,546
Health Care Equipment & Services - 4.2%
Abbott Laboratories	43,200		2,606,256
Intuitive Surgical	4,475	[a]	1,908,364
UnitedHealth Group	11,700		2,646,072
			7,160,692
Household & Personal Products - 2.6%
Estee Lauder, Cl. A	32,850		4,547,754
Insurance - 2.8%
Chubb	33,675		4,779,156

6

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Materials - 1.9%
Air Products & Chemicals	5,475		880,325
Praxair	16,325		2,444,669
			3,324,994
Media - 5.4%
Comcast, Cl. A	123,660		4,477,729
Twenty-First Century Fox, Cl. A	55,025		2,026,021
Walt Disney	27,500		2,836,900
			9,340,650
Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
AbbVie	37,325		4,323,355
Novo Nordisk, ADR	59,250		3,050,190
Roche Holding, ADR	83,800		2,422,658
			9,796,203
Retailing - .7%
Amazon.com	800	[a]	1,209,960
Semiconductors & Semiconductor Equipment - 5.4%
ASML Holding	15,325	[a]	2,994,352
Infineon Technologies, ADR	15,000		408,150
Texas Instruments	54,775		5,934,871
			9,337,373
Software & Services - 18.1%
Alphabet, Cl. C	6,255	[a]	6,910,086
Automatic Data Processing	7,285		840,106
Facebook, Cl. A	49,775	[a]	8,875,878
Microsoft	98,980		9,281,355
Visa, Cl. A	42,850	[b]	5,267,979
			31,175,404
Technology Hardware & Equipment - 5.9%
Apple	56,550		10,072,686
Transportation - 3.4%
Canadian Pacific Railway	15,075		2,692,847

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Transportation - 3.4% (continued)
Union Pacific	24,275		3,161,819
			5,854,666
Total Common Stocks (cost $73,031,388)			170,131,747

Other Investment - 1.1%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,809,115)	1,809,115	[c]	1,809,115
Total Investments (cost $74,840,503)	100.0%		171,940,862
Cash and Receivables (Net)	.0%		55,421
Net Assets	100.0%		171,996,283

ADR—American Depository Receipt

aNon-income producing security.

bSecurity, or portion thereof, on loan. At February 28, 2018, the value of the fund’s securities on loan was $5,215,238 and the value of the collateral held by the fund was $5,338,640, consisting of U.S. Government & Agency securities.

cInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	18.1
Food, Beverage & Tobacco	17.1
Diversified Financials	10.0
Energy	6.1
Technology Hardware & Equipment	5.9
Pharmaceuticals, Biotechnology & Life Sciences	5.7
Media	5.4
Semiconductors & Semiconductor Equipment	5.4
Banks	5.0
Health Care Equipment & Services	4.2
Transportation	3.4
Insurance	2.8
Household & Personal Products	2.6
Materials	1.9
Consumer Durables & Apparel	1.5
Consumer Services	1.4
Capital Goods	1.2
Money Market Investment	1.1
Retailing	.7
Commercial & Professional Services	.5
100.0

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 8/31/17 ($)	Purchases ($)	Sales ($)	Value 2/28/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	901,337	20,170,563	19,262,785	1,809,115	1.1	11,934
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	-	18,165,056	18,165,056	-	-	-
Total	901,337	38,335,619	37,427,841	1,809,115	1.1	11,934

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $5,215,238)—Note 1(b):
Unaffiliated issuers	73,031,388	170,131,747
Affiliated issuers	1,809,115	1,809,115
Dividends and securities lending income receivable		347,573
Receivable for shares of Common Stock subscribed		188
		172,288,623
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		196,086
Cash overdraft due to Custodian		49,284
Payable for shares of Common Stock redeemed		42,586
Accrued expenses		4,384
		292,340
Net Assets ($)		171,996,283
Composition of Net Assets ($):
Paid-in capital		60,834,552
Accumulated undistributed investment income—net		26,951
Accumulated net realized gain (loss) on investments		14,034,421
Accumulated net unrealized appreciation (depreciation) on investments		97,100,359
Net Assets ($)		171,996,283

Net Asset Value Per Share	Class A	Class C	Class I
Net Assets ($)	87,505,701	48,987,064	35,503,518
Shares Outstanding	4,860,693	2,809,711	1,907,869
Net Asset Value Per Share ($)	18.00	17.43	18.61

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $7,443 foreign taxes withheld at source):
Unaffiliated issuers	1,599,138
Affiliated issuers	11,934
Income from securities lending—Note 1(b)	3,880
Total Income	1,614,952
Expenses:
Management fee—Note 3(a)	977,605
Distribution/Service Plan fees—Note 3(b)	389,164
Directors’ fees—Note 3(a,c)	8,199
Loan commitment fees—Note 2	1,955
Total Expenses	1,376,923
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(8,199)
Net Expenses	1,368,724
Investment Income—Net	246,228
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	15,854,726
Net unrealized appreciation (depreciation) on investments	1,144,515
Net Realized and Unrealized Gain (Loss) on Investments	16,999,241
Net Increase in Net Assets Resulting from Operations	17,245,469

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations ($):
Investment income—net	246,228	1,192,078
Net realized gain (loss) on investments	15,854,726	27,845,577
Net unrealized appreciation (depreciation) on investments	1,144,515	(1,087,266)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,245,469	27,950,389
Distributions to Shareholders from ($):
Investment income—net:
Class A	(205,191)	(706,371)
Class C	-	(150,621)
Class I	(146,023)	(447,314)
Net realized gain on investments:
Class A	(11,527,878)	(9,198,709)
Class C	(9,439,524)	(10,379,880)
Class I	(5,463,230)	(4,672,850)
Total Distributions	(26,781,846)	(25,555,745)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	13,753,855	10,434,931
Class C	3,794,736	6,915,147
Class I	5,292,594	16,736,502
Distributions reinvested:
Class A	9,029,500	7,922,268
Class C	5,536,592	5,148,751
Class I	3,232,052	3,286,416
Cost of shares redeemed:
Class A	(9,304,903)	(18,308,853)
Class C	(19,137,875)	(39,067,988)
Class I	(10,428,861)	(21,741,390)
Increase (Decrease) in Net Assets from Capital Stock Transactions	1,767,690	(28,674,216)
Total Increase (Decrease) in Net Assets	(7,768,687)	(26,279,572)
Net Assets ($):
Beginning of Period	179,764,970	206,044,542
End of Period	171,996,283	179,764,970
Undistributed investment income—net	26,951	131,937

12

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	769,839	572,555
Shares issued for distributions reinvested	515,018	486,015
Shares redeemed	(495,540)	(1,021,107)
Net Increase (Decrease) in Shares Outstanding	789,317	37,463
Class Ca
Shares sold	222,588	428,604
Shares issued for distributions reinvested	325,682	325,581
Shares redeemed	(1,084,231)	(2,209,753)
Net Increase (Decrease) in Shares Outstanding	(535,961)	(1,455,568)
Class I
Shares sold	279,143	912,389
Shares issued for distributions reinvested	178,359	195,856
Shares redeemed	(534,501)	(1,184,343)
Net Increase (Decrease) in Shares Outstanding	(76,999)	(76,098)

[a] During the period ended February 28, 2018, 19,858 Class C shares representing $344,408 were automatically converted for 19,268 Class A shares.
See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended February 28, 2018 (Unaudited)
		Year Ended August 31,
Class A Shares		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	19.18	19.01	20.27	23.04	19.66	18.54
Investment Operations:
Investment income—net[a]	.04	.16	.21	.26	.26	.30
Net realized and unrealized gain (loss) on investments	1.80	2.58	1.71	(1.67)	3.67	1.09
Total from Investment Operations	1.84	2.74	1.92	(1.41)	3.93	1.39
Distributions:
Dividends from investment income—net	(.05)	(.18)	(.24)	(.26)	(.29)	(.27)
Dividends from net realized gain on investments	(2.97)	(2.39)	(2.94)	(1.10)	(.26)	-
Total Distributions	(3.02)	(2.57)	(3.18)	(1.36)	(.55)	(.27)
Net asset value, end of period	18.00	19.18	19.01	20.27	23.04	19.66
Total Return (%)[b]	10.05[c]	16.89	10.07	(6.60)	20.28	7.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.36d	1.36	1.36	1.36	1.36	1.36
Ratio of net expenses to average net assets	1.35[d]	1.35	1.35	1.35	1.35	1.35
Ratio of net investment income to average net assets	.46[d]	.88	1.13	1.18	1.21	1.53
Portfolio Turnover Rate	3.17[c]	2.89	4.06	10.31	.62	7.63
Net Assets, end of period ($ x 1,000)	87,506	78,096	76,704	89,744	131,033	176,742

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

14

	Six Months Ended February 28, 2018 (Unaudited)
		Year Ended August 31,
Class C Shares		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	18.68	18.56	19.85	22.58	19.28	18.19
Investment Operations:
Investment income (loss)—net[a]	(.03)	.03	.07	.09	.10	.15
Net realized and unrealized gain (loss) on investments	1.75	2.51	1.68	(1.63)	3.59	1.08
Total from Investment Operations	1.72	2.54	1.75	(1.54)	3.69	1.23
Distributions:
Dividends from investment income—net	-	(.03)	(.10)	(.09)	(.13)	(.14)
Dividends from net realized gain on investments	(2.97)	(2.39)	(2.94)	(1.10)	(.26)	-
Total Distributions	(2.97)	(2.42)	(3.04)	(1.19)	(.39)	(.14)
Net asset value, end of period	17.43	18.68	18.56	19.85	22.58	19.28
Total Return (%)[b]	9.62[c]	16.09	9.27	(7.31)	19.35	6.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.11[d]	2.11	2.11	2.11	2.11	2.11
Ratio of net expenses to average net assets	2.10[d]	2.10	2.10	2.10	2.10	2.10
Ratio of net investment income (loss) to average net assets	(.28)[d]	.14	.38	.43	.46	.78
Portfolio Turnover Rate	3.17[c]	2.89	4.06	10.31	.62	7.63
Net Assets, end of period ($ x 1,000)	48,987	62,500	89,127	108,287	140,690	147,544

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2018 (Unaudited)
		Year Ended August 31,
Class I Shares		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	19.73	19.51	20.72	23.53	20.07	18.92
Investment Operations:
Investment income—net[a]	.07	.21	.27	.33	.32	.35
Net realized and unrealized gain (loss) on investments	1.86	2.62	1.75	(1.72)	3.74	1.12
Total from Investment Operations	1.93	2.83	2.02	(1.39)	4.06	1.47
Distributions:
Dividends from investment income—net	(.08)	(.22)	(.29)	(.32)	(.34)	(.32)
Dividends from net realized gain on investments	(2.97)	(2.39)	(2.94)	(1.10)	(.26)	-
Total Distributions	(3.05)	(2.61)	(3.23)	(1.42)	(.60)	(.32)
Net asset value, end of period	18.61	19.73	19.51	20.72	23.53	20.07
Total Return (%)	10.22[b]	17.01	10.39	(6.39)	20.56	7.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.11[c]	1.11	1.11	1.11	1.11	1.11
Ratio of net expenses to average net assets	1.10[c]	1.10	1.10	1.10	1.10	1.10
Ratio of net investment income to average net assets	.71[c]	1.14	1.38	1.43	1.45	1.78
Portfolio Turnover Rate	3.17[b]	2.89	4.06	10.31	.62	7.63
Net Assets, end of period ($ x 1,000)	35,504	39,169	40,213	56,764	83,389	73,915

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Core Equity Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”), serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class T (100 million shares authorized). Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution fees and/or Service Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Service Plan fees. Class I shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	153,146,964	-	-	153,146,964
Equity Securities - Foreign Common Stocks†	16,984,783	-	-	16,984,783
Registered Investment Company	1,809,115	-	-	1,809,115

† See Statement of Investments for additional detailed categorizations.

At February 28, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the

20

securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2018, The Bank of New York Mellon earned $669 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2017 was as follows: ordinary income $1,330,685 and long-term capital gains $24,225,060. The tax character of current year distributions will be determined at the end of the current fiscal year.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2018, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment management, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of 1.10% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees and Service Plan fees, fees and expenses of the non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended February 28, 2018, fees reimbursed by Dreyfus amount to $8,199.

Pursuant to a sub-investment advisory agreement between Dreyfus and Sarofim & Co., Dreyfus pays Sarofim & Co. a monthly fee at an annual rate of .2175% of the value of the fund’s average daily net assets.

During the period ended February 28, 2018, the Distributor retained $871 from commissions earned on sales of the fund’s Class A shares and $127 from CDSCs on redemption of the fund’s Class C shares.

(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily

22

intended to result in the sale of Class A shares. Class C shares pay the Distributor for distributing its shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class C shares. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at an annual rate of .25% of the value of the average daily net assets of Class C shares. During the period ended February 28, 2018, Class A and Class C shares were charged $102,741 and $214,817, respectively, pursuant to their Distribution Plans. During the period ended February 28, 2018, Class C shares were charged $71,606 pursuant to the Service Plan.

Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $145,798, Distribution Plans fees $45,187 and Service Plan fees $9,460, which are offset against an expense reimbursement currently in effect in the amount of $4,359.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2018, amounted to $5,572,113 and $29,323,579, respectively.

At February 28, 2018, accumulated net unrealized appreciation on investments was $97,100,359, consisting of $97,214,290 gross unrealized appreciation and $113,931 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Plan of Reorganization:

The Board has approved, subject to shareholder approval, a proposed merger of the fund into Dreyfus Worldwide Growth Fund. It is currently

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contemplated that shareholders of the fund as of April 3, 2018 will be asked to approve the merger at a special meeting of shareholders to be held on or about June 6, 2018. If approved, the merger will become effective on or about June 29, 2018.

24

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 21-22, 2018, the Board considered the renewal of the fund’s Investment Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Fayez Sarofim & Co. (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

“Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians in the three-, four-, five- and ten-year periods, but above the Performance Group and Performance Universe medians in the one- and two-year periods (ranking first in the Performance Group and in the first quartile for the Performance Universe for the one-year period). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians. The Board also considered that the fund appeared to be the only unitary fee fund in the Expense Group.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. Dreyfus discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee paid by Dreyfus to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels

26

provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives stated that a discussion of economies of scale is predicated on the fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board was satisfied with the fund’s improved performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

28

NOTES

29

For More Information

Dreyfus Core Equity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Fayez Sarofim & Co.
Two Houston Center
Suite 2907
Houston, TX 77010

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DLTSX Class C: DPECX Class I: DPERX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0047SA0218

Dreyfus Floating Rate Income Fund

SEMIANNUAL REPORT February 28, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Floating Rate Income Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Floating Rate Income Fund, covering the six-month period from September 1, 2017 through February 28, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks set a series of new record highs while bonds generally lost a degree of value over the reporting period. Riskier sectors of the financial markets responded positively to growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation. While the rally was relatively broad-based, growth stocks produced substantially higher returns than value-oriented stocks. International stocks also performed well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, U.S. government securities and municipal bonds declined when short-term interest rates and inflation expectations increased, while lower-rated corporate-backed securities fared somewhat better in anticipation of improved business conditions.

The markets’ performance was supported by solid underlying fundamentals, including sustained economic growth, a robust labor market and strong consumer and business confidence. We currently expect these favorable conditions to persist, but we remain watchful for economic and political developments that could negatively affect the markets. Indeed, in February 2018, we witnessed a return of heightened volatility to the financial markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
March 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period of September 1, 2017 through February 28, 2018, as provided by the fund’s primary portfolio managers, Kevin Cronk, Chris Barris, and Leland Hart of Alcentra NY, LLC, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2018, Dreyfus Floating Rate Income Fund’s Class A shares produced a total return of 2.04%, Class C shares returned 1.62%, Class I shares returned 2.11%, and Class Y shares returned 2.12%.1 The fund’s benchmark, The S&P/LSTA U.S. Leveraged Loan Index (the “Index”), produced a total return of 2.69% for the same period.2

Floating rate notes generally produced positive total returns over the reporting period amid rising interest rates and low default rates. The fund lagged the Index, primarily due to underweighted exposure to low-quality CCC-rated loans.

As of February 22, 2018, Leland Hart became a portfolio manager for the fund.

The Fund’s Investment Approach

The fund seeks high current income. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in floating-rate loans and other floating-rate securities. These investments effectively should enable the fund to achieve a floating rate of income. The fund currently intends to invest principally in floating-rate loans and other floating-rate securities of U.S. issuers, but may invest up to 30% of its net assets in securities of foreign issuers.

We buy and sell securities through a value-oriented, bottom-up research process that incorporates a macroeconomic overlay. We use fundamental credit analysis to identify favorable and unfavorable risk/reward opportunities across sectors, industries, and structures while seeking to mitigate credit risk. Fundamental analysis is complemented by our macroeconomic outlook as it relates to observed default trends, performance drivers, and capital market liquidity. We seek to mitigate credit risk through a disciplined approach to credit investment selection and evaluation.

Interest Rates Climbed in a Growing Economy

Major central banks including the Federal Reserve Board (the “Fed”) continued to move away from the aggressively accommodative monetary policies of the past few years amid evidence of stronger global economic growth. In the United States, interest rates moved higher when the Fed in October 2017 began to unwind its balance sheet through sales of U.S. government securities, and in December the Fed implemented an additional increase in short-term interest rates. Longer-term interest rates also climbed over much of the reporting period, causing high-quality U.S. government securities to lose a degree of value.

Senior secured loans typically fared better than their higher quality, fixed-income counterparts. Senior loans’ floating coupon rates, which are tied to the London Interbank Offered Rate (LIBOR), provided a degree of insulation against the effects of rising short-term interest rates. However, the positive impact of higher LIBOR rates was dampened to a degree by narrowing yield differences along the loan market’s credit-quality range.

Lower Rated Loans Fared Best

The fund’s performance compared to the Index was constrained over the reporting period by underweighted exposure to CCC-rated loans, which lie toward the bottom of the credit-quality spectrum. These loans rallied as investors disregarded certain risks and reached for higher yields, but the fund did not participate fully in those gains. From a sector allocation perspective, overweighted positons in the consumer and chemicals sectors weighed on relative performance, as did underweighted exposure to loans issued to retailers. Our security selection strategy also produced some disappointments in the technology, retail, and builders-and-materials industry groups. Finally, the

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

fund’s cash reserves and holdings of high yield bonds, which are maintained for liquidity purposes, did not keep pace with the floating-rate loan market.

The fund achieved better results through other strategies. Relatively light exposure to loans with BB and BBB ratings helped cushion the impact of their relative weakness. Instead, the fund focused on B-rated loans, which occupy a middle tier of the credit-quality spectrum. Overweighted exposure to the metals-and-mining industry helped boost relative results as commodity prices and global economic activity recovered. Conversely, an underweighted position in loans issued to leisure companies supported relative performance. The fund’s security selection strategy proved successful in the consumer services and transportation sectors.

At times during the reporting period, we employed forward contacts to hedge the fund’s positons in instruments denominated in foreign currencies.

Positioned for Continued Economic Growth

We remain optimistic regarding the prospects for senior loans. Business fundamentals remain strong, global economic growth has continued, corporate earnings are rising, and default rates have stayed low. In addition, supply-and-demand dynamics have been supported by robust demand for senior loans from collateralized loan obligations (CLOs). Most analysts expect additional short-term interest rate hikes by the Fed in 2018, which could translate into higher yields on floating-rate instruments.

Therefore, we have maintained overweighted exposure to B-rated loans, and we have continued to participate in carefully selected CCC-rated loans, while underweighting high quality, low-yielding BB-rated loans. We have identified ample opportunities among loans issued to relatively economically sensitive companies, including those in the services, chemicals, metals-and-mining, and automobile industries. We have found fewer loans meeting our investment criteria among loans issued to companies in the fixed-line telecommunications, retail, health care, and payment processing industries.

March 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by the fund’s investment adviser pursuant to an agreement in effect through December 31, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. – The S&P/LSTA U.S. Leveraged Loan Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads, and interest payments. Investors cannot invest directly in any index.

Floating-rate loans are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.

The risks of an investment in a collateralized loan obligation (CLO) depend largely on the type of the collateral and the tranche of the CLO in which the fund invests. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, market anticipation of defaults, as well as aversion to CLO securities as an asset class.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, and swaps. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Floating Rate Income Fund from September 1, 2017 to February 28, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.96	$8.75	$3.76	$3.61
Ending value (after expenses)	$1,020.40	$1,016.20	$1,021.10	$1,021.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.96	$8.75	$3.76	$3.61
Ending value (after expenses)	$1,019.89	$1,016.12	$1,021.08	$1,021.22

†  Expenses are equal to the fund’s annualized expense ratio of .99% for Class A, 1.75% for Class C, .75% for Class I and .72% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

February 28, 2018 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 8.9%
Building & Development - .2%
Taylor Morrison Communities, Gtd. Notes		5.63	3/1/24	2,000,000	[b]	2,050,000
Chemicals & Plastics - .5%
ARD Finance, Sr. Scd. Notes		7.13	9/15/23	3,000,000		3,127,500
Chemours, Gtd. Notes		7.00	5/15/25	2,000,000		2,165,000
					5,292,500
Collateralized Loan Obligations - 3.4%
Babson, Ser. 2015-IA, Cl. ER, 3 Month LIBOR + 5.50%		7.23	1/20/31	3,000,000	[b,c]	3,006,447
Babson Euro, Ser. 2014-2X, Cl. FR, EURIBOR + 6.00%	EUR	7.00	11/25/29	2,000,000	[c]	2,455,843
Barings, Ser. 2018-1A, Cl. D, 3 Month LIBOR + 5.00%		5.50	4/15/31	2,900,000	[b,c]	2,900,000
Catamaran, Ser. 2015-1A, Cl. E, 3 Month LIBOR + 5.15%		6.89	4/22/27	3,000,000	[b,c]	3,000,069
CIFC Funding, Ser. 2012-2RA, Cl. D, 3 Month LIBOR + 5.45%		6.85	1/20/28	1,000,000	[b,c]	1,002,202
Crown Point, Ser. 2018-4A, Cl. D, 3 Month LIBOR + 2.75%		5.03	4/20/31	5,000,000	[b,c]	4,925,000
Dryden Senior Loan Fund, Ser. 2015-37A, Cl. ER, 3 Month LIBOR + 5.15%		6.87	1/15/31	5,000,000	[b,c]	5,023,617
Elevation CLO, Ser. 2015-4A, Cl. D, LIBOR + 4.50%		6.23	4/18/27	2,000,000	[b,c]	2,058,900
Highbridge Loan Management, Ser. 6A-2015, Cl. E2, LIBOR + 6.23%		8.02	5/5/27	1,000,000	[b,c]	1,004,341
Marathon, Ser. 2017-10A, Cl.D, 3 Month LIBOR + 6.37%		8.21	11/15/29	2,500,000	[b,c]	2,525,649
Neuberger Berman, Ser. 2016-21A, Cl. D, LIBOR + 4.95%		6.69	4/20/27	1,500,000	[b,c]	1,514,496
Octagon Investment Partners 27, Ser. 2016-1A, Cl. E, LIBOR + 7.10%		8.82	7/15/27	750,000	[b,c]	761,198
Parallel, Ser. 2018-1A, Cl. C, 3 Month LIBOR + 2.80%		4.85	4/20/31	1,800,000	[b,c]	1,800,000
Sound Point CLO XII, Ser. 2016-2A, Cl. E, LIBOR + 6.40%		8.14	10/28/28	2,000,000	[b,c]	2,038,561

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 8.9% (continued)
Collateralized Loan Obligations - 3.4% (continued)
Thacher Park, Ser. 2014-1A, Cl. E1, LIBOR + 4.95%		6.69	10/20/26	1,000,000	[b,c]	1,001,236
York CLO, Ser. 2014-1A, Cl. E, LIBOR + 5.45%		7.19	1/22/27	1,500,000	[b,c]	1,502,287
					36,519,846
Containers & Glass Products - .3%
ARD Securities Finance, Sr. Scd. Notes		8.75	1/31/23	1,475,000	[b]	1,537,687
Bway Holding, Sr. Unscd. Notes		7.25	4/15/25	2,000,000	[b]	2,070,000
					3,607,687
Financial Intermediaries - .9%
Ladder Capital Finance Holdings, Sr. Unscd. Notes		5.25	3/15/22	2,475,000	[b]	2,499,750
Quicken Loans, Gtd. Notes		5.75	5/1/25	2,000,000	[b]	2,025,000
VHF Parent, Scd. Notes		6.75	6/15/22	4,250,000	[b]	4,465,050
					8,989,800
Food & Drug Retail - .3%
Boparan Finance, Sr. Scd. Notes	GBP	5.50	7/15/21	2,000,000	[b]	2,691,466
Health Care - 1.2%
Polaris Intermediate, Sr. Unscd. Notes		8.50	12/1/22	3,000,000	[b]	3,061,875
Universal Hospital Services, Scd. Notes		7.63	8/15/20	6,840,000		6,942,600
Valeant Pharmaceuticals International, Gtd. Notes		6.75	8/15/21	1,300,000	[b]	1,272,375
Valeant Pharmaceuticals International, Gtd. Notes		6.13	4/15/25	1,000,000	[b]	880,625
Valeant Pharmaceuticals International, Sr. Scd. Notes		6.50	3/15/22	800,000	[b]	835,000
					12,992,475
Leisure Goods/Activities/Movies - .3%
AMC Networks, Gtd. Notes		5.00	4/1/24	3,000,000		3,015,000
Lodging & Casinos - .5%
Eldorado Resorts, Gtd. Notes		6.00	4/1/25	2,000,000		2,070,000
Scientific Games International, Gtd. Notes		10.00	12/1/22	3,000,000		3,264,750
					5,334,750
Oil & Gas - .7%
CVR Refining/Coffeyville Finance, Gtd. Notes		6.50	11/1/22	1,860,000		1,913,475

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 8.9% (continued)
Oil & Gas - .7% (continued)
Extraction Oil & Gas, Sr. Unscd. Notes	5.63	2/1/26	2,225,000	[b]	2,183,281
Genesis Energy, Gtd. Bonds	5.63	6/15/24	2,000,000		1,930,000
Sanchez Energy, Gtd. Notes	6.13	1/15/23	2,500,000		1,887,500
				7,914,256
Radio & Television - .4%
DISH DBS, Gtd. Notes	5.13	5/1/20	4,000,000		4,005,000
Telecommunications - .2%
Digicel, Gtd. Notes	6.75	3/1/23	2,200,000	[b]	2,062,500
Total Bonds and Notes (cost $93,554,348)			94,475,280

Floating Rate Loan Interests - 85.4%
Aerospace & Defense - 1.2%
Engility, Tranche B-1 Term Loan, LIBOR + 2.75%	4.60	8/4/20	284,375	[c]	286,838
Engility, Tranche B-2 Term Loan, LIBOR + 3.25%	5.10	8/4/23	296,691	[c]	299,612
SI Organization, First Lien Initial Term Loan, LIBOR + 4.75%	6.36	11/23/19	1,421,099	[c]	1,429,981
TransDigm, 2017 Tranche F Term Loan, LIBOR + 2.75%	4.76	6/9/23	9,408,960	[c]	9,478,163
US Security Associates Holdings, Initial Term Loan, LIBOR + 4.00%	5.77	6/21/23	1,530,683	[c]	1,546,947
				13,041,541
Automotive - 2.3%
American Tire Distributors, Initial Term Loan, LIBOR + 4.25%	5.94	9/24/21	4,852,949	[c]	4,921,715
CH Hold, First Lien Term Loan, LIBOR + 3.00%	4.79	2/1/24	246,674	[c]	248,448
CH Hold, Second Lien Term Loan, LIBOR + 7.25%	9.04	1/26/22	175,000	[c]	178,063
Dealer Tire, Term Loan B, LIBOR + 3.25%	4.85	12/22/21	1,455,365	[c]	1,479,015
Deck Chassis Acquisition, Second Lien Term Loan, LIBOR + 6.00%	7.72	6/15/23	669,604	[c]	682,159

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	a	Value ($)
Floating Rate Loan Interests - 85.4% (continued)
Automotive - 2.3% (continued)
FPC Holdings, First Lien Initial Term Loan, LIBOR + 4.00%		5.88	11/19/19	3,812,478	[c]	3,807,712
FPC Holdings, Second Lien Initial Term Loan, LIBOR + 8.00%		10.01	5/19/20	1,787,760	[c]	1,768,095
Gates Global, Initial B-2 Dollar Term Loan, LIBOR + 2.75%		4.94	4/1/24	5,046,140	[c]	5,086,786
Innovative XCessories & Services, Term Loan, LIBOR + 4.75%		6.76	11/23/22	4,640,284	[c]	4,709,888
Wand Intermediate I, Refinancing Term B Loan, LIBOR + .30%		4.69	9/17/21	1,914,022	[c]	1,930,769
					24,812,650
Building & Development - 2.1%
American Builders & Contractors Supply, Term B-1 Loan, LIBOR + 2.50%		4.29	10/31/23	1,617	[c]	1,628
Atkore International, First Lien Initial Incremental Term Loan, LIBOR + 2.75%		4.54	12/22/23	860,000	[c]	866,626
C.H.I. Overhead Doors, First Lien Initial Term Loan, LIBOR + 3.25%		5.13	7/29/22	3,411,125	[c]	3,432,444
Capital Automotive, Tranche B Term Loan, LIBOR + 6.00%		7.69	3/21/25	2,429,217	[c]	2,479,817
Capital Automotive, Tranche B-2 Term Loan, LIBOR + 3.00%		4.31	3/21/24	4,579,367	[c]	4,608,950
Foncia Groupe, Tranche B Senior Facility Term Loan, EURIBOR + 3.50%	EUR	4.25	9/7/23	1,482,447	[c]	1,815,038
Gopher Sub, Delayed Term Loan, LIBOR + 3.00%		4.79	2/3/25	150,918	[c,d]	151,013
Gopher Sub, First Lien Term Loan, LIBOR + 3.00%		4.79	2/3/25	1,408,567	[c]	1,409,454
Quikrete Holdings, Tranche B Term Loan, LIBOR + 2.75%		4.63	11/3/23	3,419,985	[c]	3,438,829
SRS Distribution, Tranche B-1 Term Loan, LIBOR + 3.25%		4.94	8/25/22	3,253,813	[c]	3,284,318
Ventia Deco, 2017 Refinancing Term B Loan, LIBOR + 3.50%		5.19	5/21/22	997,476	[c]	1,012,438
					22,500,555

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	a	Value ($)
Floating Rate Loan Interests - 85.4% (continued)
Business Equipment & Services - 12.5%
Access CIG, Delayed Draw Tem Loan, LIBOR + 2.75%		3.75	2/14/25	226,956	[c]	229,298
Access CIG, Term Loan, LIBOR + 2.75%		3.75	2/14/25	1,087,500	[c]	1,098,717
AI Mistral Luxembourg Subco, Term B Loan, LIBOR + 3.00%		5.01	1/27/24	2,109,811	[c]	2,101,245
AlixPartners, 2017 Refinancing Term Loan, LIBOR + 3.00%		4.45	3/28/24	3,129,298	[c]	3,151,469
Allied Universal Holdco, 2017 Incremental Amendment Delayed Draw Term Loan, LIBOR + 3.75%		5.49	7/28/22	3,070,000	[c,d]	3,041,219
Allied Universal Holdco, First Lien Initial Term Loan, LIBOR + 3.75%		5.54	7/28/22	3,860,918	[c]	3,824,722
Almonde, First Lien Dollar Term Loan, LIBOR + 3.50%		5.11	4/26/24	3,491,250	[c]	3,494,340
Almonde, First Lien Euro Term Loan, EURIBOR + 3.25%	EUR	4.25	4/26/24	997,500	[c]	1,226,671
Almonde, Second Lien US Term Loan, LIBOR + 7.25%		8.86	4/28/25	2,662,500	[c]	2,651,584
American Traffic Solutions, Term Loan, LIBOR + 3.75%		5.25	2/21/25	2,819,966	[c]	2,841,116
Ascend Learning, Initial Term Loan, LIBOR + 3.25%		4.72	7/29/24	4,364,062	[c]	4,386,777
ATS Consolidated, First Lien Initial Term Loan, LIBOR + 4.50%		6.51	5/24/24	2,611,875	[c]	2,631,464
BMC Software Finance, Tranche B Term Loan, LIBOR + 3.25%		4.92	9/10/22	7,546,182	[c]	7,578,744
Camelot Finance, New Term Loan, LIBOR + 3.25%		5.17	10/3/23	2,753,675	[c]	2,777,522
Cast & Crew Entertainment Services, Term Loan, LIBOR + 3.00%		4.69	9/26/24	2,967,838	[c]	2,992,887
Constellis Holdings, First Lien Term Loan, LIBOR + 5.00%		6.74	4/18/24	5,323,250	[c]	5,386,464
DTZ US Borrower, First Lien Term Loan, LIBOR + 3.25%		4.85	11/4/21	4,969,768	[c]	4,970,812
Electro Rent Corporation, Tranche B Term Loan, LIBOR + 5.00%		6.78	1/23/24	2,994,750	[c]	3,019,082
Genesys Telecommunications Laboratories, Tranche B-2 Dollar Term Loan, LIBOR + 3.75%		5.49	12/1/23	6,343,705	[c]	6,379,389

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	a	Value ($)
Floating Rate Loan Interests - 85.4% (continued)
Business Equipment & Services - 12.5% (continued)
Hyland Software, First Lien Term Loan, LIBOR + 3.25%	5.13	7/1/22	3,052,559	[c]	3,078,964
Hyland Software, Second Lien Term Loan, LIBOR + 7.00%	8.71	5/31/25	1,000,000	[c]	1,025,000
Kronos, Refinancing Initial Term Loan, LIBOR + 3.50%	5.32	11/1/23	5,206,542	[c]	5,248,273
Mitchell International, Delayed Draw Term Loan, LIBOR + 2.25%	3.25	11/21/24	574,627	[c,d]	577,500
Mitchell International, Second Lien Term Loan, LIBOR + 7.25%	8.94	11/20/25	1,265,000	[c]	1,279,073
Mitchell International, Term Loan, LIBOR + 3.25%	5.26	11/20/24	7,125,373	[c]	7,161,000
On Assignment, Term B Loan, LIBOR + 1.00%	2.00	2/21/25	1,232,394	[c]	1,239,481
Packers Holdings, Term Loan, LIBOR + 3.25%	5.04	11/18/24	4,750,000	[c]	4,762,872
PGX Holdings, First Lien Term B Loan, LIBOR + 5.25%	6.94	9/24/20	1,952,450	[c]	1,903,639
Press Ganey Holdings, Initial Loan (Second Lien), LIBOR + 7.25%	8.48	9/30/24	403,993	[c]	409,800
Press Ganey Holdings, Term Loan, LIBOR + 3.25%	4.75	10/23/23	4,222,462	[c]	4,256,770
Prime Security Services Borrower, Tranche B Term Loan, LIBOR + 2.75%	4.44	5/2/22	3,615,227	[c]	3,650,349
Primeline Utility Services, Initial Term Loan, LIBOR + 5.50%	7.29	11/14/22	4,250,687	[c]	4,270,177
Prometric Holdings, First Lien Term Loan, LIBOR + 3.00%	4.77	1/17/25	228,427	[c]	230,498
Red Ventures, Second Lien Term Loan, LIBOR + 8.00%	9.81	10/18/25	1,740,000	[c]	1,773,356
Red Ventures, Term Loan, LIBOR + 4.00%	5.81	10/18/24	3,990,000	[c]	4,022,838
SAI Global CIS, First Lien Initial Term Loan, LIBOR + 4.50%	6.19	12/6/23	470,250	[c]	470,250
SMG US Midco 2, Second Lien Term Loan, LIBOR + 7.00%	8.75	1/12/26	233,918	[c]	239,766
SMG US Midco 2, Term Loan, LIBOR + 3.25%	5.00	1/10/25	579,660	[c]	585,216
Swordfish Merger Sub, Term Loan, LIBOR + 3.00%	4.72	1/23/25	3,883,977	[c]	3,896,114
Sybil Software, Refinancing Dollar Term Loan, LIBOR + 2.75%	4.67	9/29/23	5,386,635	[c]	5,428,570

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	a	Value ($)
Floating Rate Loan Interests - 85.4% (continued)
Business Equipment & Services - 12.5% (continued)
TKC Holdings, First Lien Initial Term Loan, LIBOR + 4.25%	6.26	1/31/23	4,600,237	[c]	4,657,027
TKC Holdings, Second Lien Term Loan, LIBOR + 8.00%	10.01	1/31/24	2,075,000	[c]	2,097,047
Travel Leaders Group, Term B Loan, LIBOR + 4.50%	6.38	1/25/24	2,684,759	[c]	2,725,030
UOS, Initial Term Loan, LIBOR + 5.50%	7.24	4/7/23	1,484,021	[c]	1,528,542
USIC Holdings, Repricing Term Loan, LIBOR + 3.50%	5.11	12/8/23	594,000	[c]	598,948
USS Ultimate Holdings, Tranche B Term Loan, LIBOR + 3.75%	5.39	8/25/24	2,742,901	[c]	2,774,623
				133,674,245
Cable & Satellite Television - 2.9%
Altice Financing, 2017 Dollar Term Loan, LIBOR + 2.75%	4.47	1/31/26	4,850,000	[c]	4,800,894
Cogeco Communications USA II, Term Loan, LIBOR + 2.38%	4.08	8/9/24	4,600,000	[c]	4,602,875
CSC Holdings, Ser. 2017, Refinancing Term Loan, LIBOR + 2.25%	3.86	7/15/25	1,237,523	[c]	1,236,441
Mediacom Illinois, Tranche K Term Loan, LIBOR + 2.25%	4.12	1/19/24	2,084,250	[c]	2,095,984
Radiate Holdco, Term Loan, LIBOR + 3.00%	4.77	12/9/23	7,566,625	[c]	7,564,052
Virgin Media Bristol, Tranche B Term Loan, LIBOR + 3.00%	4.32	1/30/26	2,300,000	[c]	2,310,212
WideOpenWest Finance, Refinancing Term B Loan, LIBOR + 3.25%	4.99	8/18/23	7,908,937	[c]	7,899,882
				30,510,340
Chemicals & Plastics - 7.7%
AgroFresh, Term Loan, LIBOR + 4.75%	6.53	7/31/21	1,906,015	[c]	1,898,867
Albaugh, Tranche B Term Loan, LIBOR + 3.50%	5.17	12/6/24	2,350,000	[c]	2,377,918
Allnex, Tranche B-2 Term Loan, LIBOR + 3.25%	5.00	6/2/23	2,508,051	[c]	2,522,949
Allnex, Tranche B-3 Term Loan, LIBOR + 3.25%	5.00	4/17/23	1,889,541	[c]	1,900,765
Chemours, New Term Loan B, LIBOR + 2.50%	4.20	3/12/22	1,943,238	[c]	1,956,111
Cyanco Intermediate, Initial Term Loan, LIBOR + 4.50%	6.29	5/1/20	2,014,357	[c]	2,021,911

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	a	Value ($)
Floating Rate Loan Interests - 85.4% (continued)
Chemicals & Plastics - 7.7% (continued)
Duke Finance, First Lien Term Loan B, LIBOR + 4.25%		6.19	2/21/24	5,601,412	[c]	5,615,444
Encapsys, Second Lien Term Loan, LIBOR + 7.50%		9.30	10/27/25	1,419,000	[c]	1,444,719
Encapsys, Term B Loan, LIBOR + 3.25%		5.05	10/25/24	2,458,000	[c]	2,479,507
INEOS Finance, 2024 Euro Term Loan, EURIBOR + 2.00%	EUR	2.50	4/1/24	4,000,000	[c]	4,888,065
Invictus, Term Loan, LIBOR + 3.00%		4.60	2/15/25	612,336	[c]	617,694
KIK Custom Products, Initial Term Loan, LIBOR + 4.50%		5.00	8/26/22	4,400,000	[c]	4,441,272
Kraton Polymers, Term Loan, LIBOR + 3.00%		4.88	1/6/22	957,574	[c]	963,659
MacDermid, Tranche B-7 Term Loan, LIBOR + 2.50%		4.20	6/7/20	1,238,173	[c]	1,245,026
Methanol Holdings, Initial Term Loan, LIBOR + 3.50%		5.19	6/16/22	3,118,020	[c]	3,129,713
OCI Beaumont, Term B Loan, LIBOR + 3.25%		4.25	2/14/25	3,416,452	[c]	3,437,805
Omnova Solutions, Tranche B-2 Term Loan, LIBOR + 4.25%		6.23	8/17/23	5,602,489	[c]	5,648,009
Oxea, Term Loan, LIBOR + 3.50%		5.25	9/27/24	6,058,500	[c]	6,103,939
PQ, Term Loan B, LIBOR + 2.50%		4.31	1/17/25	4,330,682	[c]	4,358,766
Road Infrastructure Investment Holdings, First Lien Term Loan, LIBOR + 3.50%		5.35	6/9/23	2,839,063	[c]	2,833,739
Solenis International, First Lien Term Loan, LIBOR + 3.25%		5.03	7/31/21	503,183	[c]	501,978
Solenis International, Initial Euro Term Loan, EURIBOR + 3.50%	EUR	4.50	7/2/21	1,451,250	[c]	1,777,612
Solenis International, Second Lien Initial Term Loan, LIBOR + 6.75%		8.53	7/2/22	2,250,000	[c]	2,151,562
Trinseo Materials Operating, First Lien Term Loan, LIBOR + 2.50%		4.51	9/6/24	2,205,000	[c]	2,225,672
Tronox Finance, Term Loan, LIBOR + 3.00%		4.69	9/13/24	4,304,651	[c]	4,338,615
Tronox Finance, Term Loan, LIBOR + 3.00%		4.69	9/23/24	1,865,349	[c]	1,880,066
Univar USA, Term B Loan, LIBOR + 2.50%		4.51	7/1/24	3,530,169	[c]	3,552,868

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	a	Value ($)
Floating Rate Loan Interests - 85.4% (continued)
Chemicals & Plastics - 7.7% (continued)
VACUUMSCHMELZE GmbH & Co., Term Loan B, LIBOR + 4.00%		5.00	2/26/25	3,100,000	[c]	3,100,000
Venator Materials, Initial Term Loan, LIBOR + 3.00%		4.31	6/28/24	2,294,250	[c]	2,308,589
					81,722,840
Clothing/Textiles - .6%
ABG Intermediate Holdings 2, First Lien Initial Term Loan, LIBOR + 3.50%		5.19	9/27/24	3,460,097	[c]	3,491,463
ABG Intermediate Holdings 2, Second Lien Initial Term Loan, LIBOR + 7.75%		9.44	9/26/25	325,000	[c]	330,281
Oak Parent, Term Loan, PRIME + 3.50%		6.27	10/26/23	2,242,025	[c]	2,160,752
					5,982,496
Containers & Glass Products - 2.8%
BWAY, Initial Term Loan, LIBOR + 3.25%		4.95	4/3/24	5,621,750	[c]	5,651,854
Chesapeake Energy, Term A Loan, LIBOR + 7.50%		9.46	8/23/21	2,375,000	[c]	2,537,094
Dunn Paper, First Lien Initial Term Loan, LIBOR + 4.75%		5.75	9/28/22	751,467	[c]	758,043
Fort Dearborn Holding, Tranche B Term Loan, LIBOR + 4.00%		5.00	10/6/23	3,677,087	[c]	3,681,683
Kloeckner Pentaplast of America, Euro Term Loan, EURIBOR + 4.75%	EUR	5.67	6/29/22	5,586,881	[c]	6,712,546
Reynolds Group Holdings, Incremental Term Loan, LIBOR + 3.00%		4.55	2/4/23	5,522,497	[c]	5,554,445
TricorBraun Holdings, Delayed Draw Term Loan, LIBOR + 3.75%		5.76	11/30/23	421,882	[c]	425,091
TricorBraun Holdings, Term Loan, LIBOR + 3.75%		5.76	11/29/23	4,187,101	[c]	4,218,944
					29,539,700
Ecological Services & Equipment - 1.3%
Advanced Disposal Services, Tranche B Term Loan, LIBOR + 2.75%		4.17	11/10/23	2,481,803	[c]	2,494,497
EnergySolutions, Advance Term Loan, LIBOR + 4.75%		6.54	5/22/20	5,566,685	[c]	5,691,935
GFL Environmental, Tranche B Term Loan, LIBOR + 2.75%		4.44	9/27/23	1,802,188	[c]	1,814,019
Granite Acquisition, Second Lien Term B Loan, LIBOR + 7.25%		8.86	10/14/22	500,000	[c]	507,293
Granite Acquisition, Term B Loan, LIBOR + 4.00%		5.16	10/15/21	3,628,398	[c]	3,679,903

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	a	Value ($)
Floating Rate Loan Interests - 85.4% (continued)
Ecological Services & Equipment - 1.3% (continued)
Granite Acquisition, Term B Loan, LIBOR + 4.00%	5.16	10/15/21	164,382	[c]	166,716
				14,354,363
Electronics & Electrical Equipment - 5.8%
Applied Systems, First Lien Initial Term Loan, LIBOR + 3.25%	4.89	9/13/24	6,678,213	[c]	6,725,928
Bright Bidco, 2018 Refinancing Term B Loan, LIBOR + 3.50%	5.29	6/30/24	5,572,000	[c]	5,664,300
Colorado Buyer, Second Lien Initial Term Loan, LIBOR + 7.25%	9.04	3/14/25	2,775,000	[c]	2,802,056
Compuware Corporation, Tranche B-3 Term Loan, LIBOR + 4.25%	5.31	12/15/21	4,462,722	[c]	4,526,873
Dell International, Term Loan B, LIBOR + 2.00%	3.74	9/7/23	6,572,934	[c]	6,578,686
Digicert Holdings, Term B-1 Loan, LIBOR + 4.75%	6.53	9/20/24	3,807,389	[c]	3,856,980
EaglePicher Technologies, Term B Loan, LIBOR + 2.25%	3.25	2/21/25	736,842	[c]	738,688
McAfee, Tranche B Term Loan, LIBOR + 4.50%	6.20	9/27/24	3,025,000	[c]	3,045,252
Oberthur Technologies Of America, Facility B-1 Term Loan, LIBOR + 3.75%	4.70	12/15/23	620,313	[c]	617,794
Rackspace Hosting, Term B Loan, LIBOR + 3.00%	4.67	11/3/23	5,803,473	[c]	5,827,790
Rocket Software, First Lien Term Loan, LIBOR + 4.25%	5.94	10/11/23	3,258,750	[c]	3,295,411
Rocket Software, Second Lien Term Loan, LIBOR + 9.50%	11.22	10/11/24	575,000	[c]	583,269
RP Crown Parent, Initial Term Loan, LIBOR + 3.50%	4.74	9/22/23	8,073,153	[c]	8,150,534
Sophia, Tranche B Term Loan, LIBOR + 3.25%	4.99	9/30/22	2,746,259	[c]	2,754,456
West, Term Loan B, LIBOR + 4.00%	5.71	10/10/24	7,139,325	[c]	7,210,719
				62,378,736
Equipment Leasing - .1%
North American Lifting Holdings, First Lien Term Loan, LIBOR + 4.50%	6.51	11/26/20	1,488,386	[c]	1,408,013
Financial Intermediaries - 6.6%
Alliant Holdings I, Term Loan, LIBOR + 3.25%	5.02	7/27/22	4,954,356	[c]	4,983,166
Armor Holding II, First Lien Term Loan, LIBOR + 4.50%	6.19	6/26/20	3,983,477	[c]	3,996,762

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	a	Value ($)
Floating Rate Loan Interests - 85.4% (continued)
Financial Intermediaries - 6.6% (continued)
Citco Funding, 2017 Term Loan, LIBOR + 3.00%		4.69	3/23/22	3,176,000	[c]	3,207,760
FeeCo Holdings, Second Lien Term Loan, LIBOR + 7.50%		8.50	1/30/26	1,310,367	[c]	1,313,643
FeeCo Holdings, Term Loan, LIBOR + 3.50%		4.50	1/31/25	3,972,523	[c]	3,994,869
First Data, Ser. 2022D, New Dollar Term Loan, LIBOR + 2.25%		3.85	7/8/22	3,633,245	[c]	3,644,181
First Data, Ser. 2024A, New Dollar Term Loan, LIBOR + 2.25%		4.12	4/26/24	3,647,804	[c]	3,659,587
Harland Clarke Holdings, Term Loan B-7, LIBOR + 4.75%		6.54	11/1/23	5,260,882	[c]	5,322,881
HUB International, Initial Term Loan, LIBOR + 3.00%		4.70	9/18/20	6,749,909	[c]	6,786,291
ION Trading Finance, Term B Loan, LIBOR + 2.75%		4.67	11/17/24	3,335,387	[c]	3,318,710
ION Trading Finance, Term B Loan, LIBOR + 2.75%	EUR	3.75	11/21/24	1,209,570	[c]	1,485,832
Paysafe Group, Second Lien Term Loan, LIBOR + 7.25%		8.92	11/17/25	1,250,000	[c]	1,257,813
Paysafe Group, Term Loan, LIBOR + 3.50%		5.13	12/2/24	5,250,000	[c]	5,278,429
Sedgwick Claims Management Services, First Lien Term Loan, LIBOR + 2.75%		4.52	2/11/21	2,703,964	[c]	2,707,074
Sedgwick Claims Management Services, Second Lien Term Loan, LIBOR + 5.75%		7.76	2/11/22	1,790,556	[c]	1,805,668
Sedgwick Claims Management Services, Second Lien Term Loan, LIBOR + 5.75%		7.44	2/28/22	1,000,000	[c]	1,008,440
SS&C European Holdings Sarl, 2017 Refinancing Term B-2 Loan, LIBOR + 2.25%		4.26	7/8/22	9,914	[c]	9,979
SS&C Technologies, 2017 Refinancing Term B-1 Loan, LIBOR + 2.25%		4.26	7/8/22	638,276	[c]	642,466
Tempo Acquisition, Initial Term Loan, PRIME + 2.00%		4.79	4/19/24	7,780,851	[c]	7,810,847
USI Insurance Services, Term B Loan, LIBOR + 3.00%		5.01	5/16/24	4,139,625	[c]	4,141,095
York Risk Services Holding, Initial Term Loan, LIBOR + 3.75%		5.44	10/1/21	4,095,519	[c]	4,023,847
					70,399,340
Food & Drug Retail - .9%
Albertson's, Replacement 2017-1 Term B-4 Loan, LIBOR + 2.75%		4.44	8/25/21	1,371,289	[c]	1,355,382

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	a	Value ($)
Floating Rate Loan Interests - 85.4% (continued)
Food & Drug Retail - .9% (continued)
Albertson's, Replacement 2017-1 Term B-5 Loan, LIBOR + 3.00%	4.69	12/21/22	1,421,429	[c]	1,406,006
Albertson's, Replacement 2017-1 Term B-6 Loan, LIBOR + 3.00%	4.69	6/22/23	7,022,676	[c]	6,929,660
				9,691,048
Food Products - 1.5%
Alphabet Holding Co., First Lien Term Loan, LIBOR + 3.50%	5.19	9/15/24	3,790,500	[c]	3,662,571
Alphabet Holding Co., Second Lien Term Loan, LIBOR + 7.75%	9.44	9/15/25	1,600,000	[c]	1,510,000
Atkins Nutritionals Holdings, Initial Term Loan, LIBOR + 4.00%	5.70	6/21/24	2,394,000	[c]	2,419,448
JBS USA, Tranche B Term Loan, LIBOR + 2.50%	3.28	10/30/22	2,896,844	[c]	2,886,589
Utz Quality Foods, First Lien Term Loan, LIBOR + 3.50%	5.11	11/13/24	3,000,000	[c]	3,035,160
Weight Watchers International, Term B Loan, LIBOR + 4.75%	6.76	11/20/24	2,205,882	[c]	2,238,055
				15,751,823
Food Service - .5%
Advantage Sales & Marketing, First Lien Initial Term Loan, LIBOR + 3.25%	4.96	7/21/21	5,729,212	[c]	5,657,167
Health Care - 8.7%
Air Medical Group Holdings, 2016 New Term Loan, LIBOR + 4.00%	5.74	4/28/22	3,432,611	[c]	3,456,931
Air Medical Group Holdings, Initial Term Loan, LIBOR + 3.25%	4.94	4/28/22	3,259,156	[c]	3,281,563
Air Methods, Initial Term Loan, LIBOR + 3.50%	5.25	4/12/24	6,048,409	[c]	6,080,919
Albany Molecular Research, First Lien Term Loan, LIBOR + 3.25%	5.26	8/28/24	3,406,775	[c]	3,425,938
Auris Luxembourg III, Facility B-7 Term Loan, LIBOR + 3.00%	5.01	1/17/22	1,458,844	[c]	1,474,650
Avantor, Initial Dollar Term Loan, LIBOR + 4.00%	5.94	11/21/24	4,146,909	[c]	4,192,691
Change Healthcare Holdings, Closing Date Term Loan, LIBOR + 2.75%	4.76	2/3/24	3,947,488	[c]	3,960,081
CHG Healthcare Services, Term B Loan, LIBOR + 3.00%	5.01	6/7/23	3,703,963	[c]	3,746,781
Immucor, Term Loan B-3, LIBOR + 5.00%	6.74	6/25/21	2,414,621	[c]	2,464,929

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	a	Value ($)
Floating Rate Loan Interests - 85.4% (continued)
Health Care - 8.7% (continued)
Jaguar Holding II, 2017 Term Loan, LIBOR + 2.75%	4.76	8/18/22	5,962,278	[c]	5,984,965
MPH Acquisition Holdings, Initial Term Loan, LIBOR + 3.00%	5.01	5/25/23	3,672,791	[c]	3,694,828
MyEye Dr. Optometry, Second Lien Term Loan, LIBOR + 6.75%	8.54	1/30/26	235,294	[c]	235,735
MyEye Dr. Optometry, Term Loan, LIBOR + 3.00%	4.00	1/31/25	4,975,000	[c]	4,965,672
NVA Holdings, Second Lien Term Loan, LIBOR + 7.00%	9.01	8/14/22	1,425,000	[c]	1,430,935
NVA Holdings/United States, Tranche B-3 Term Loan, LIBOR + 2.75%	4.54	1/30/25	3,771,809	[c]	3,776,995
PAREXEL International, Term Loan B, LIBOR + 2.75%	4.45	8/9/24	4,538,625	[c]	4,542,165
PetVet Care Centers, Delayed Draw Term Loan, LIBOR + 1.75%	2.75	1/31/25	906,224	[c]	900,750
PetVet Care Centers, Second Lien Term Loan, LIBOR + 5.25%	6.25	1/31/26	1,488,652	[c]	1,498,582
PetVet Care Centers, Term Loan, LIBOR + 2.75%	4.94	1/31/25	3,081,161	[c]	3,062,551
PharMerica, First Lien Term Loan, LIBOR + 3.50%	5.51	9/26/24	4,692,376	[c]	4,731,980
PharMerica, Second Lien Term Loan, LIBOR + 7.75%	9.76	9/26/25	1,500,000	[c]	1,511,250
Sebia, Dollar Term Loan, LIBOR + 3.50%	5.09	9/22/24	2,075,000	[c]	2,077,594
Surgery Center Holdings, Term B Loan, LIBOR + 3.25%	5.26	6/20/24	5,975,787	[c]	5,985,498
Team Health Holdings, Term Loan, LIBOR + 2.75%	3.75	1/12/24	8,447,587	[c]	8,246,957
Tecomet, 2017 First Lien Term Loan, LIBOR + 3.50%	5.29	5/1/24	4,385,187	[c]	4,433,160
Valeant Pharmaceuticals International, Term Loan, LIBOR + 4.75%	5.42	3/11/22	3,722,097	[c]	3,770,484
				92,934,584
Home Furnishing - .3%
Comfort Holding, Term Loan, LIBOR + 4.75%	6.54	2/2/24	2,729,375	[c]	2,668,824
Industrial Equipment - 2.8%
CIRCOR International, Term Loan, LIBOR + 3.50%	5.51	11/21/24	3,195,000	[c]	3,214,314
Dynacast International, First Lien Tranche B-1 Term Loan, LIBOR + 3.25%	4.94	1/28/22	4,061,105	[c]	4,101,716

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	a	Value ($)
Floating Rate Loan Interests - 85.4% (continued)
Industrial Equipment - 2.8% (continued)
Engineered Machinery Holdings, First Lien Delayed Draw Term Loan , LIBOR + 3.25%		4.99	7/25/24	204,086	[c]	205,170
Engineered Machinery Holdings, First Lien Initial Term Loan, LIBOR + 3.25%		4.99	7/25/24	1,570,796	[c]	1,579,145
Engineered Machinery Holdings, Second Lien Delayed Term Loan, LIBOR + 7.25%		8.99	7/25/25	190,639	[c,d]	192,664
Engineered Machinery Holdings, Second Lien Initial Term Loan, LIBOR + 7.25%		8.99	7/25/25	1,612,979	[c]	1,630,117
Filtration Group, First Lien Initial Term Loan, LIBOR + 3.00%		4.95	11/13/20	3,577,421	[c]	3,618,239
Gardner Denver, Term Loan B, LIBOR + 2.75%		4.63	7/30/24	1,672,372	[c]	1,680,165
Hayward Industries, Initial Term Loan, LIBOR + 3.50%		5.29	7/18/24	3,117,188	[c]	3,136,187
Lineage Logistics, Term Loan, LIBOR + 3.00%		4.00	2/16/25	5,392,333	[c]	5,415,089
Navios Maritime Partners, Initial Term Loan, LIBOR + 5.00%		6.00	9/4/20	1,904,251	[c]	1,917,743
Navios Maritime Partners, Term Loan, LIBOR + 4.50%		6.13	6/15/20	1,265,156	[c]	1,265,947
Penn Engineering & Manufacturing, Tranche B Term Loan, LIBOR + 2.75%		4.44	6/13/24	1,940,250	[c]	1,949,951
					29,906,447
Leisure Goods/Activities/Movies - 3.0%
Cineworld, Term Loan, EURIBOR + 2.63%	EUR	3.00	2/7/25	1,625,000	[c]	1,989,940
Cyan Blue Holdco 3, Term Loan B, LIBOR + 4.50%	GBP	5.77	7/26/24	1,000,000	[c]	1,381,300
Delta 2, Facility B-3 Term Loan, LIBOR + 2.50%		4.28	2/1/24	5,814,722	[c]	5,810,186
Deluxe Entertainment Services Group, Initial Term Loan, LIBOR + 5.50%		7.29	2/25/20	1,495,101	[c]	1,481,556
Hercules Achievement, Term Loan, LIBOR + 3.50%		5.07	12/9/24	3,750,000	[c]	3,797,662
Lions Gate Entertainment, 2017 Term B Loan, LIBOR + 2.25%		4.26	12/8/23	2,567,598	[c]	2,589,538
NPC International, First Lien Initial Term Loan, LIBOR + 3.50%		5.24	3/29/24	3,407,875	[c]	3,447,628
Tacala, Second Lien Term Loan, LIBOR + 6.00%		7.00	1/26/26	458,703	[c]	469,526

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	a	Value ($)
Floating Rate Loan Interests - 85.4% (continued)
Leisure Goods/Activities/Movies - 3.0% (continued)
Tacala, Term Loan, LIBOR + 2.25%	3.25	1/26/25	3,782,885	[c]	3,808,893
Technicolor, Term B Loan, LIBOR + 3.00%	4.23	12/6/23	2,382,000	[c]	2,382,000
William Morris Endeavor Entertainment, First Lien Term Loan, LIBOR + 3.25%	5.26	3/19/21	4,687,363	[c]	4,726,925
				31,885,154
Lodging & Casinos - 2.0%
Boyd Gaming, Refinancing Term B Loan, LIBOR + 2.50%	4.19	9/15/23	1,056,673	[c]	1,063,610
Everi Payments, Term B Loan, LIBOR + 4.50%	5.34	5/9/24	3,016,421	[c]	3,045,650
Golden Entertainment, First Lien Term B Facility, LIBOR + 3.00%	3.75	10/21/24	3,075,000	[c]	3,097,109
Greektown Holdings, Initial Term Loan, LIBOR + 3.00%	4.76	3/21/24	3,582,000	[c]	3,583,128
Scientific Games International, Term B-5 Loan, LIBOR + 2.75%	4.60	8/14/24	7,630,875	[c]	7,674,791
Travelport Finance, Term D Loan, LIBOR + 2.75%	4.54	9/2/21	2,712,916	[c]	2,723,388
				21,187,676
Nonferrous Metals/Minerals - 1.1%
Big River Steel, Tranche B Term Loan, LIBOR + 5.00%	6.69	8/15/23	4,412,542	[c]	4,495,277
Global Brass and Copper, Initial Term Loan, LIBOR + 3.25%	4.50	6/16/23	913,438	[c]	923,714
Oxbow Carbon, Second Lien Term Loan, LIBOR + 7.50%	9.20	12/18/23	1,357,143	[c]	1,377,500
Oxbow Carbon, Term Loan B, LIBOR + 3.75%	5.45	12/16/22	1,910,448	[c]	1,936,716
Peabody Energy, Ser. 2017, Term Loan, LIBOR + 4.50%	5.13	2/8/22	2,030,501	[c]	2,062,227
Phoenix Services Merger Sub, Term Loan, LIBOR + 3.75%	5.46	1/30/25	770,578	[c]	779,729
				11,575,163
Oil & Gas - 2.8%
BCP Raptor, Initial Term Loan, LIBOR + 4.25%	5.94	6/7/24	4,079,500	[c]	4,115,706
BCP Renaissance Parent, Initial Term Loan, LIBOR + 4.00%	5.78	9/19/24	2,651,357	[c]	2,677,540
Brand Energy & Infrastructure Services, Initial Term Loan, LIBOR + 4.25%	5.92	6/14/24	7,041,495	[c]	7,106,031
California Resources, Term Loan, LIBOR + 10.38%	11.38	12/31/21	3,000,000	[c]	3,405,000

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	a	Value ($)
Floating Rate Loan Interests - 85.4% (continued)
Oil & Gas - 2.8% (continued)
California Resources, Term Loan, LIBOR + 4.75%		6.31	11/14/22	2,864,815	[c]	2,911,368
Gavilan Resources, Second Lien Initial Term Loan, LIBOR + 6.50%		8.01	2/24/24	4,615,000	[c]	4,647,674
Lucid Energy, Term Loan, LIBOR + 3.00%		4.00	1/31/25	855,066	[c]	857,742
Traverse Midstream Partners, First Lien Term Loan, LIBOR + 4.00%		5.69	9/21/24	3,896,346	[c]	3,930,440
					29,651,501
Publishing - 2.1%
A-L Parent, Initial Term Loan (First Lien), LIBOR + 3.25%		5.26	12/1/23	88,858	[c]	89,969
A-L Parent, New Term Loam, LIBOR + 3.25%		4.96	12/1/23	646,583	[c]	654,665
Information Resources, First Lien Initial Term Loan, LIBOR + 4.25%		5.99	12/20/23	476,400	[c]	480,347
Information Resources, Initial Term Loan (Second Lien), LIBOR + 8.25%		9.99	12/20/24	2,745,000	[c]	2,762,156
Meredith, Tranche B Term Loan, LIBOR + 3.00%		4.78	1/17/25	4,430,163	[c]	4,461,661
Polyconcept North America Holdings, First Lien Term Loan, LIBOR + 5.25%		7.19	8/10/23	1,856,571	[c]	1,871,655
Pre-Paid Legal Services, First Lien Term Loan, LIBOR + 5.25%		6.94	7/1/19	1,282,328	[c]	1,288,739
SESAC Holdco II, First Lien Initial Term Loan, LIBOR + 3.25%		5.21	2/13/24	2,977,500	[c]	2,985,882
Springer Science+Business Media GmbH, Initial Term B-12 Loan, EURIBOR + 3.25%	EUR	3.75	8/15/22	2,962,613	[c]	3,635,866
Trader Corporation, Term Loan, LIBOR + 3.00%		4.25	9/28/23	4,429,841	[c]	4,435,379
					22,666,319
Radio & Television - 3.9%
AVSC Holding, First Lien Initial Term Loan, LIBOR + 3.50%		5.27	4/25/24	4,051,080	[c]	4,061,228
AVSC Holding, Term Loan, LIBOR + 3.25%		4.25	2/21/25	6,275,000	[c]	6,305,057
CBS Radio, Term B Loan, LIBOR + 2.75%		4.63	11/18/24	2,797,180	[c]	2,816,705
Creative Artists Agency, New Term Loan B, LIBOR + 3.00%		4.79	2/15/24	6,140,977	[c]	6,204,322

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	a	Value ($)
Floating Rate Loan Interests - 85.4% (continued)
Radio & Television - 3.9% (continued)
Gray Television, Tranche B Term Loan, LIBOR + 2.50%	4.20	2/2/24	1,732,500	[c]	1,745,139
ION Media Networks, Term B-3 Loan, LIBOR + 3.00%	5.01	12/18/20	6,150,000	[c]	6,194,833
Mission Broadcasting, Tranche B-2 Term Loan, LIBOR + 2.50%	4.24	1/17/24	113,060	[c]	113,554
Nexstar Broadcasting, Tranche B-2 Term Loan, LIBOR + 2.50%	4.24	1/17/24	1,268,780	[c]	1,274,331
Sinclair Television Group, Term B Loan, LIBOR + 2.50%	4.32	12/12/24	3,000,000	[c]	3,010,125
Townsquare Media, Term B Loan, LIBOR + 3.00%	4.81	4/1/22	1,955,367	[c]	1,967,588
Tribune Media Company, Tranche C Term Loan, LIBOR + 3.00%	4.77	1/26/24	3,120,981	[c]	3,128,299
Univision Communications, 2017 Replacement Term Loan, LIBOR + 2.75%	4.36	3/15/24	4,636,727	[c]	4,588,435
				41,409,616
Retailers - 2.5%
CWGS Group, Tranche B Term Loan, LIBOR + 3.75%	4.70	11/3/23	4,225,704	[c]	4,270,158
Dollar Tree, Term B-2 Loan, LIBOR + 4.00%	4.25	3/9/22	2,500,000	[c]	2,512,500
Harbor Freight Tools USA, Initial Term Loan, LIBOR + 2.50%	4.25	8/18/23	1,470,066	[c]	1,475,005
Leslie's Poolmart, Tranche B Term Loan, LIBOR + 3.75%	5.63	8/9/23	4,093,245	[c]	4,104,932
LSF9 Atlantis Holdings, Senior Lien Term Loan, LIBOR + 6.00%	7.79	4/21/23	3,026,688	[c]	3,033,119
Serta Simmons Bedding, First Lien Initial Term Loan, LIBOR + 3.50%	5.31	10/20/23	3,267,000	[c]	3,166,262
Serta Simmons Bedding, Second Lien Initial Term Loan, LIBOR + 8.00%	9.67	10/21/24	1,583,467	[c]	1,449,664
Staples, Term Loan, LIBOR + 4.00%	6.01	8/15/24	4,189,500	[c]	4,168,573
The Men's Wearhouse, Term B-1 Loan, LIBOR + 4.85%	5.00	6/18/21	3,000,000	[c]	2,981,250
				27,161,463
Surface Transport - 1.0%
IBC Capital, First Lien Initial Term Loan, LIBOR + 3.75%	5.36	8/5/21	2,924,905	[c]	2,941,372

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	a	Value ($)
Floating Rate Loan Interests - 85.4% (continued)
Surface Transport - 1.0% (continued)
IBC Capital, Second Lien Term Loan, LIBOR + 7.00%	8.61	9/9/22	1,570,000	[c]	1,568,037
Kenan Advantage, Initial Canadian Term Loan, LIBOR + 3.00%	4.78	7/22/22	629,968	[c]	633,118
Kenan Advantage, Initial U.S. Term Loan, LIBOR + 3.00%	4.61	7/22/22	2,072,381	[c]	2,082,743
PODS, First Lien Initial Term Loan, LIBOR + 3.25%	5.01	11/21/24	3,037,388	[c]	3,062,066
				10,287,336
Telecommunications - 3.9%
Asurion, Amendment 14 Replacement B-4 Term Loan, LIBOR + 2.75%	4.54	8/4/22	1,449,852	[c]	1,458,464
Asurion, Replacement B-5 Term Loan, LIBOR + 3.00%	4.79	11/3/23	4,309,628	[c]	4,336,908
Asurion, Second Lien Replacement B-2 Term Loan, LIBOR + 6.00%	7.79	7/14/25	9,485,000	[c]	9,744,652
CCC Information Services, Initial Term Loan (First Lien), LIBOR + 3.00%	4.77	3/31/24	3,283,500	[c]	3,299,326
Consolidated Communications, Term Loan, LIBOR + 3.00%	4.70	9/29/23	3,344,639	[c]	3,297,463
Digicel International, First Lien Initial Term B Loan, PRIME + 2.75%	3.25	5/27/24	3,100,000	[c]	3,112,927
Digicel International Finance, First Lien Initial Term B Loan, PRIME + 2.75%	5.02	5/10/24	676,000	[c]	678,819
Intelsat Jackson Holdings, Term B-4 Loan, LIBOR + 4.50%	6.20	1/15/24	3,619,048	[c]	3,697,889
IPC, First Lien Term B-1 Loan, LIBOR + 4.50%	6.27	8/6/21	773,537	[c]	760,967
Lumos Networks, Delayed Draw Term Loan, LIBOR + 3.25%	4.25	10/27/24	915,365	[c]	922,230
Masergy Holdings, Ser. 2017, Replacement Term Loan, LIBOR + 3.75%	5.17	12/15/23	2,595,000	[c]	2,602,564
MTN Infrastructure TopCo, Tranche B Term Loan, LIBOR + 3.25%	5.13	10/27/24	934,635	[c]	943,982
Sprint Communications, Initial Term Loan, LIBOR + 2.50%	4.29	1/31/24	2,757,165	[c]	2,762,762

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	a	Value ($)
Floating Rate Loan Interests - 85.4% (continued)
Telecommunications - 3.9% (continued)
Transaction Network Services, First Lien Initial Term Loan, LIBOR + 4.00%	5.67	2/15/20	3,618,472	[c]	3,642,228
				41,261,181
Utilities - 2.5%
Dynegy, Tranche C-2 Term Loan, LIBOR + 2.75%	4.41	2/7/24	1,656,047	[c]	1,668,210
EFS Cogen Holdings I, Term B Facility, LIBOR + 3.25%	5.02	6/22/23	4,479,167	[c]	4,517,666
Helix Gen Funding, Term Loan, LIBOR + 3.75%	5.76	3/9/24	5,895,448	[c]	5,958,853
Murray Energy, Term B-2 Loan, LIBOR + 7.25%	8.98	4/9/20	2,938,297	[c]	2,592,312
Pike, Term Loan, LIBOR + 3.50%	5.16	9/20/24	2,736,267	[c]	2,767,050
TEX Operations, Initial Term C Loan, LIBOR + 2.75%	4.10	8/4/23	420,071	[c]	422,884
TEX Operations, Initial Term Loan, LIBOR + 2.75%	4.10	8/4/23	2,370,463	[c]	2,386,333
TPF II Power, Term Loan, LIBOR + 3.75%	5.67	9/29/21	6,443,946	[c]	6,534,290
				26,847,598
Total Floating Rate Loan Interests (cost $907,487,724)			910,867,719
Description			Shares		Value ($)
Common Stocks - 1.4%
Exchange-Traded Funds - 1.4%
PowerShares Senior Loan Portfolio (cost $14,997,700)			648,400		14,978,040

Description	Shares	Value ($)
Other Investment - 11.6%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $124,343,240)	124,343,240	[e] 124,343,240
Total Investments (cost $1,140,383,012)	107.3%	1,144,664,279
Liabilities, Less Cash and Receivables	(7.3%)	(77,880,641)
Net Assets	100.0%	1,066,783,638

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities were valued at $61,698,612 or 5.78% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Bank Loans	85.4
Money Market Investment	11.6
Corporate Bonds	5.5
Collateralized Loan Obligations	3.4
Common Stocks	1.4
107.3

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 8/31/17 ($)	Purchases ($)	Sales ($)	Value 2/28/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	94,487,366	214,375,009	184,519,135	124,343,240	11.6	555,747

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS February 28, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Credit Suisse International
United States Dollar	19,415,738	Euro	15,844,000	4/16/18	14,631
United States Dollar	4,072,021	British Pound	2,966,000	4/16/18	(20,426)
Gross Unrealized Appreciation					14,631
Gross Unrealized Depreciation					(20,426)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	1,016,039,772	1,020,321,039
Affiliated issuers	124,343,240	124,343,240
Cash		3,104,713
Cash denominated in foreign currency	139,825	137,147
Receivable for investment securities sold		25,286,049
Dividends and interest receivable		6,409,666
Receivable for shares of Common Stock subscribed		1,765,307
Cash collateral held by broker—Note 4		270,000
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		14,631
Prepaid expenses		47,191
		1,181,698,983
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		537,844
Payable for investment securities purchased		114,056,948
Payable for shares of Common Stock redeemed		91,984
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		20,426
Accrued expenses		208,143
		114,915,345
Net Assets ($)		1,066,783,638
Composition of Net Assets ($):
Paid-in capital		1,087,319,993
Accumulated undistributed investment income—net		3,469,086
Accumulated net realized gain (loss) on investments		(28,381,124)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		4,375,683
Net Assets ($)		1,066,783,638

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	19,860,628	2,165,953	27,739,485	1,017,017,572
Shares Outstanding	1,633,948	178,449	2,286,788	83,943,386
Net Asset Value Per Share ($)	12.15	12.14	12.13	12.12

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2018 (Unaudited)

Investment Income ($):
Income:
Interest	22,810,519
Dividends:
Unaffiliated issuers	146,374
Affiliated issuers	555,747
Total Income	23,512,640
Expenses:
Management fee—Note 3(a)	3,114,368
Professional fees	61,884
Registration fees	54,153
Directors’ fees and expenses—Note 3(d)	36,248
Shareholder servicing costs—Note 3(c)	31,498
Loan commitment fees—Note 2	21,374
Prospectus and shareholders’ reports	16,670
Distribution fees—Note 3(b)	8,971
Custodian fees—Note 3(c)	7,444
Miscellaneous	139,224
Total Expenses	3,491,834
Less—reduction in expenses due to undertaking—Note 3(a)	(438)
Less—reduction in fees due to earnings credits—Note 3(c)	(3,262)
Net Expenses	3,488,134
Investment Income—Net	20,024,506
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,321,335)
Net realized gain (loss) on forward foreign currency exchange contracts	(597,366)
Net Realized Gain (Loss)	(1,918,701)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	1,800,043
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	198,987
Net Unrealized Appreciation (Depreciation)	1,999,030
Net Realized and Unrealized Gain (Loss) on Investments	80,329
Net Increase in Net Assets Resulting from Operations	20,104,835

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations ($):
Investment income—net	20,024,506	27,904,856
Net realized gain (loss) on investments	(1,918,701)	(3,244,557)
Net unrealized appreciation (depreciation) on investments	1,999,030	3,976,756
Net Increase (Decrease) in Net Assets Resulting from Operations	20,104,835	28,637,055
Distributions to Shareholders from ($):
Investment income—net:
Class A	(309,057)	(439,124)
Class C	(33,193)	(76,376)
Class I	(358,432)	(779,372)
Class Y	(17,633,553)	(25,202,771)
Total Distributions	(18,334,235)	(26,497,643)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	7,949,040	12,313,342
Class C	80,245	1,469,121
Class I	19,967,734	48,823,802
Class Y	190,109,513	469,824,657
Distributions reinvested:
Class A	303,396	418,239
Class C	31,872	73,719
Class I	291,244	661,698
Class Y	5,599,055	9,010,491
Cost of shares redeemed:
Class A	(2,909,649)	(5,523,110)
Class C	(603,349)	(856,786)
Class I	(11,046,349)	(43,917,071)
Class Y	(57,549,362)	(85,234,090)
Increase (Decrease) in Net Assets from Capital Stock Transactions	152,223,390	407,064,012
Total Increase (Decrease) in Net Assets	153,993,990	409,203,424
Net Assets ($):
Beginning of Period	912,789,648	503,586,224
End of Period	1,066,783,638	912,789,648
Undistributed investment income—net	3,469,086	1,778,815

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	654,951	1,016,419
Shares issued for distributions reinvested	25,041	34,514
Shares redeemed	(239,766)	(454,952)
Net Increase (Decrease) in Shares Outstanding	440,226	595,981
Class Ca
Shares sold	6,636	121,518
Shares issued for distributions reinvested	2,633	6,094
Shares redeemed	(49,819)	(70,735)
Net Increase (Decrease) in Shares Outstanding	(40,550)	56,877
Class Ib
Shares sold	1,647,685	4,030,579
Shares issued for distributions reinvested	24,090	54,699
Shares redeemed	(911,866)	(3,624,840)
Net Increase (Decrease) in Shares Outstanding	759,909	460,438
Class Yb
Shares sold	15,715,466	38,800,687
Shares issued for distributions reinvested	463,691	746,227
Shares redeemed	(4,760,184)	(7,048,673)
Net Increase (Decrease) in Shares Outstanding	11,418,973	32,498,241

[a] During the period ended February 28, 2018, 2,502 Class C shares representing $30,272 were automatically converted for 2,498 Class A shares.

[b] During the period ended February 28, 2018, 322,452 Class Y shares representing $3,898,575 were exchanged for 322,024 Class I shares and during the period ended August 31, 2017, 871,441 Class Y shares representing $10,544,135 were exchanged for 870,512 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended February 28, 2018		Year Ended August 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.13	12.06	12.29	12.64	12.50
Investment Operations:
Investment income—net [b]	.24	.44	.47	.48	.38
Net realized and unrealized gain (loss) on investments	(.01)	.05	(.21)	(.33)	.05
Total from Investment Operations	.23	.49	.26	.15	.43
Distributions:
Dividends from investment income—net	(.21)	(.42)	(.49)	(.48)	(.29)
Dividends from net realized gain on investments	-	-	-	(.02)	-
Total Distributions	(.21)	(.42)	(.49)	(.50)	(.29)
Net asset value, end of period	12.15	12.13	12.06	12.29	12.64
Total Return (%)[c]	2.04[d]	4.14	2.23	1.28	3.39[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.99[e]	1.02	1.04	1.04	1.13[e]
Ratio of net expenses to average net assets	.99[e]	1.02	1.04	1.04	1.03[e]
Ratio of net investment income to average net assets	3.91[e]	3.61	3.98	3.88	3.17[e]
Portfolio Turnover Rate	41.68[d]	97.82	66.45	76.63	51.30[d]
Net Assets, end of period ($ x 1,000)	19,861	14,483	7,210	7,824	4,402

a From September 27, 2013 (commencement of operations) to August 31, 2014.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

Six Months Ended February 28, 2018		Year Ended August 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.11	12.04	12.28	12.63	12.50
Investment Operations:
Investment income—net[b]	.19	.35	.38	.39	.28
Net realized and unrealized gain (loss) on investments	.01	.05	(.22)	(.33)	.06
Total from Investment Operations	.20	.40	.16	.06	.34
Distributions:
Dividends from investment income—net	(.17)	(.33)	(.40)	(.39)	(.21)
Dividends from net realized gain on investments	-	-	-	(.02)	-
Total Distributions	(.17)	(.33)	(.40)	(.41)	(.21)
Net asset value, end of period	12.14	12.11	12.04	12.28	12.63
Total Return (%)[c]	1.62[d]	3.38	1.43	.47	2.73[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.79[e]	1.81	1.84	1.84	1.98[e]
Ratio of net expenses to average net assets	1.75[e]	1.78	1.80	1.80	1.80[e]
Ratio of net investment income to average net assets	3.13[e]	2.85	3.22	3.11	2.40[e]
Portfolio Turnover Rate	41.68[d]	97.82	66.45	76.63	51.30[d]
Net Assets, end of period ($ x 1,000)	2,166	2,652	1,952	803	475

a From September 27, 2013 (commencement of operations) to August 31, 2014.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2018		Year Ended August 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.11	12.05	12.28	12.62	12.50
Investment Operations:
Investment income—net[b]	.24	.47	.50	.56	.43
Net realized and unrealized gain (loss) on investments	.01	.05	(.20)	(.36)	.01
Total from Investment Operations	.25	.52	.30	.20	.44
Distributions:
Dividends from investment income—net	(.23)	(.46)	(.53)	(.52)	(.32)
Dividends from net realized gain on investments	-	-	-	(.02)	-
Total Distributions	(.23)	(.46)	(.53)	(.54)	(.32)
Net asset value, end of period	12.13	12.11	12.05	12.28	12.62
Total Return (%)	2.11[c]	4.47	2.49	1.58	3.59[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[d]	.80	.81	.77	.85[d]
Ratio of net expenses to average net assets	.75[d]	.78	.80	.77	.79[d]
Ratio of net investment income to average net assets	4.16[d]	3.87	4.22	4.19	3.40[d]
Portfolio Turnover Rate	41.68[c]	97.82	66.45	76.63	51.30[c]
Net Assets, end of period ($ x 1,000)	27,739	18,492	12,845	10,187	6,876

a From September 27, 2013 (commencement of operations) to August 31, 2014.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended February 28, 2018		Year Ended August 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.09	12.03	12.27	12.63	12.50
Investment Operations:
Investment income—net[b]	.25	.47	.51	.51	.36
Net realized and unrealized gain (loss) on investments	.01	.05	(.22)	(.32)	.09
Total from Investment Operations	.26	.52	.29	(.19)	.45
Distributions:
Dividends from investment income—net	(.23)	(.46)	(.53)	(.53)	(.32)
Dividends from net realized gain on investments	-	-	-	(.02)	-
Total Distributions	(.23)	(.46)	(.53)	(.55)	(.32)
Net asset value, end of period	12.12	12.09	12.03	12.27	12.63
Total Return (%)	2.12[c]	4.51	2.54	1.56	3.59[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[d]	.74	.76	.75	.86[d]
Ratio of net expenses to average net assets	.72[d]	.74	.76	.75	.79[d]
Ratio of net investment income to average net assets	4.19[d]	3.91	4.27	4.14	3.41[d]
Portfolio Turnover Rate	41.68[c]	97.82	66.45	76.63	51.30[c]
Net Assets, end of period ($ x 1,000)	1,017,018	877,163	481,579	490,699	519,996

a  From September 27, 2013 (commencement of operations) to August 31, 2014.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Floating Rate Income Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek high current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Alcentra NY, LLC (“Alcentra”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

Effective February 22, 2018, the Company’s Board of Directors (the “Board”) approved a proposal to re-allocate 25 million Class A shares, 25 million Class C shares, 25 million Class I shares and 25 million Class T shares as 100 new Class Y shares, raising the total of authorized Class Y shares to 200 million (up from 100 million).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (75 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized), Class T (75 million shares authorized) and Class Y (200 million shares authorized). Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan Obligations	-	36,519,846	-	36,519,846
Corporate Bonds†	-	57,955,434	-	57,955,434
Exchange-Traded Funds	14,978,040	-	-	14,978,040
Floating Rate Loan Interests†	-	910,867,719	-	910,867,719

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Registered Investment Company	124,343,240	-	-	124,343,240
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	14,631	-	14,631
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(20,426)	-	(20,426)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end.

At February 28, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Risk: The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On February 28, 2018, the Board declared a cash dividend of $.038, $.031, $.040 and $.040 per share from undistributed investment income-net for Class A, Class C, Class I and Class Y shares, respectively, payable on March 1, 2018 (ex-dividend date), to shareholders of record as of the close of business on February 28, 2018.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $25,823,619 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2017. The fund has $6,015,820 of short-term capital losses and $19,807,799 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2017 was as follows: ordinary income $26,497,643. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2017 through December 31, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the annual fund operating expense for Class A, C, I and Y shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .75% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $438 during the period ended February 28, 2018.

Pursuant to a sub-investment advisory agreement between Dreyfus and Alcentra, Alcentra serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended February 28, 2018, the Distributor retained $160 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2018, Class C shares were charged $8,971 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2018, Class A and Class C shares were charged $22,064 and $2,990, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2018, the fund was charged $2,003 for transfer agency services and $107 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $107.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2018, the fund was charged $7,444 pursuant to the custody agreement. These fees were partially offset by earnings credits of $3,155.

During the period ended February 28, 2018, the fund was charged $5,495 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $519,724, Distribution Plan fees $1,258, Shareholder Services Plan fees $4,231, custodian fees $4,776, Chief Compliance Officer fees $7,326 and transfer agency fees $641, which are offset against an expense reimbursement currently in effect in the amount of $112.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended February 28, 2018, amounted to $553,314,685 and $384,136,758, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At February 28, 2018, the fund had sufficient cash and/or securities to cover these commitments.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended February 28, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at February 28, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The following summarizes the average market value of derivatives outstanding during the period ended February 28, 2018:

Average Market Value ($)
Forward contracts	23,849,569

At February 28, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $4,275,472, consisting of $7,141,567 gross unrealized appreciation and $2,866,095 gross unrealized depreciation.

At February 28, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 21-22, 2018, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Alcentra NY, LLC (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Dreyfus representatives noted the relative proximity of the fund’s total return performance to the Performance Group and/or Performance Universe median in certain periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was slightly above the Expense Group and Expense Universe medians and the fund’s total expense ratio was below the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed, until December 31, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the annual fund operating expenses for Class A, C, I and Y shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .75%.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. Dreyfus discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee paid by Dreyfus to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board expressed some concern with the fund’s relative performance and agreed to closely monitor performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

NOTES

NOTES

For More Information

Dreyfus Floating Rate Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Alcentra NY, LLC
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DFLAX Class C: DFLCX Class I: DFLIX Class Y: DFLYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6240SA0218

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)